Allowance For Doubtful Accounts	12 Months Ended
Dec. 31, 2011
Allowance For Doubtful Accounts [Abstarct]
Allowance For Doubtful Accounts

(19) Allowance for Doubtful Accounts

The changes in the allowance for doubtful accounts were as follows (in thousands):

	Accounts receivable	Notes and other receivables

Balance at December 27, 2008	$5,377	254
Provision for doubtful accounts, net	3,792	3,571
Write-offs and other	(3,401)	(2,480)

Balance at December 26, 2009	5,768	1,345
Provision for doubtful accounts, net	13	1,492
Write-offs and other	(263)	(394)

Balance at December 25, 2010	5,518	2,443
Provision for doubtful accounts, net	745	1,274
Write-offs and other	(3,550)	(1,396)

Balance at December 31, 2011	$2,713	2,321